Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	Fuwei Films (Holdings), Co. Ltd.
Title of 12(b) Security	Ordinary Shares
Security Exchange Name	NASDAQ
Entity Central Index Key	0001381074
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
ICFR Auditor Attestation Flag	false
Trading Symbol	FFHL
Entity Common Stock, Shares Outstanding	3,265,837
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Entity File Number	001-33176
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 387 Dongming Road
Entity Address, City or Town	Weifang Shandong
Entity Address, Country	CN
Entity Address, Postal Zip Code	261061
Document Accounting Standard	U.S. GAAP
Auditor Name	Shandong Haoxin Certified Public Accountants Co., Ltd.
Auditor Location	Weifang, the People’s Republic of China
Auditor Firm ID	5035
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Email Address	fuweiir@fuweifilms.com
Contact Personnel Name	Yong Jiang
City Area Code	+86
Local Phone Number	133 615 59266